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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 9-30-04

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Principled Capital Management LLC

Address: 666 Fifth Ave.
         New York, NY 10103



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gerald Catenacci
Title: Managing Member
Phone: 212-484-5030


Signature, Place, and Date of Signing:

                                 New York, NY                    11-12-04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F
                                                                      9/30/2004
REPORTING MANAGER: UBS SECURITIES LLC                                    PAGE 1

ITEM 1                      ITEM 2         ITEM 3        ITEM 4        ITEM 5          ITEM 6         ITEM 7         ITEM 8

NAME OF ISSUER              TITLE OF       CUSIP       FAIR MARKET   SHARES OF      INVEST. DISC.     MANA-      VOTING AUTHORITY
                            CLASS          NUMBER        VALUE       PRINCIPAL                        GERS
                                                                      AMOUNT     SOLE  SHARED  OTHER          SOLE    SHARED   NONE
                                                                                  (A)   (B)     (C)            (A)      (B)     (C)
WTS OF APHTON CORP CLASS A  OTC EQ          8357799    $     8,946.00   27110  N  X                    PCM1   27,110
DIAGNOCURE INC RSTD         CEQ             8904509    $   546,858.00  128400  N  X                    PCM1   128,400
AMERICAN EAGLE OUTFITTERS   OTC EQ         02553E106   $   563,805.00   15300  N  X                    PCM1   15,300
AES CORP                    COMMON         00130H105   $   285,714.00   28600  N  X                    PCM1   28,600
AETNA INC NEW               COMMON         00817Y108   $ 1,778,754.00   17800  N  X                    PCM1   17,800
ALLIANCE GAMING CORPORATIO  COMMON         01859P609   $ 5,082,750.00  337500  N  X                    PCM1   337,500
AMERIGROUP CORP             COMMON         03073T102   $ 2,570,625.00   45700  N  X                    PCM1   45,700
AGERE SYS INC               COMMON         00845V100   $ 2,030,175.00 1933500  N  X                    PCM1   1,933,500
AFFILIATED MANAGERS GROUP   COMMON         008252108   $   508,630.00    9500  N  X                    PCM1   9,500
AUTONATION INC DEL          COMMON         05329W102   $ 8,441,431.00  494229  N  X                    PCM1   494,229
ANGIOTECH PHARMACEUTICALS   OTC EQ         034918102   $ 4,238,457.00  209100  N  X                    PCM1   209,100
ATMI INC                    OTC EQ         00207R101   $ 6,011,085.00  293510  N  X                    PCM1   293,510
BOEING CO                   COMMON         097023105   $ 4,325,395.00   83793  N  X                    PCM1   83,793
BANK OF AMER CORP           COMMON         060505104   $ 4,480,322.00  103400  N  X                    PCM1   103,400
BERKSHIRE HATHAWAY INC      COMMON         084670207   $ 1,435,500.00     500  N  X                    PCM1   500
CANDAIAN OIL SANDS TRUST    CEQ            13642L209   $ 3,189,137.00   73852  N  X                    PCM1   73,852
ACACIA RESEARCH - COMBIMAT  OTC EQ         003881208   $   594,227.00  169779  N  X                    PCM1   169,779
COGNEX CORP                 OTC EQ         192422103   $ 2,526,702.00   96439  N  X                    PCM1   96,439
CORGENTECH INC              OTC EQ         21872P105   $   392,610.00   23000  N  X                    PCM1   23,000
CLEVELAND CLIFFS INC        COMMON         185896107   $ 4,813,544.00   59522  N  X                    PCM1   59,522
CAREMARK RX INC             COMMON         141705103   $ 4,514,622.00  140774  N  X                    PCM1   140,774
CENTENE CORP DEL            COMMON         15135B101   $ 2,194,999.00   51550  N  X                    PCM1   51,550
CANADIAN OIL SANDS TR NEW   CEQ            13642L100   $ 6,303,308.00  145968  N  X                    PCM1   145,968
CENTERPLATE INC             COMMON         15200E105   $   915,810.00   62300  N  X                    PCM1   62,300
CEMEX S A                   COMMON         151290889   $ 1,466,094.00   52100  N  X                    PCM1   52,100
CRYOCATH TECHNOLOGIES INC   CEQ            229014105   $    55,865.00   10100  N  X                    PCM1   10,100
CYBERONICS INC              OTC EQ         23251P102   $ 1,065,966.00   52100  N  X                    PCM1   52,100
COMMUNITY HEALTH SYSTEMS I  COMMON         203668108   $ 1,981,977.00   74287  N  X                    PCM1   74,287
WTS CYTOGEN EXERCISE PRICE  OTC EQ          CYTOWTS    $   109,826.00   36487  N  X                    PCM1   36,487
CAESARS ENTERTAINMENT INC   COMMON         127687101   $ 1,030,390.00   61700  N  X                    PCM1   61,700
DJ ORTHOPEDICS INC          COMMON         23325G104   $   709,530.00   40200  N  X                    PCM1   40,200
GENENTECH INC COM NEW       COMMON         368710406   $   933,076.00   17800  N  X                    PCM1   17,800
DIONEX CORP                 OTC EQ         254546104   $   421,190.00    7700  N  X                    PCM1   7,700
ECLIPSE CORP                OTC EQ         278856109   $ 2,524,548.00  161830  N  X                    PCM1   161,830
EDUCATE INC                 OTC EQ         28138P100   $   632,586.00   53700  N  X                    PCM1   53,700
ENDO PHARMACEUTICALS HLDGS  OTC EQ         29264F205   $ 1,966,356.00  107100  N  X                    PCM1   107,100
EXULT INC                   OTC EQ         302284104   $ 1,666,578.00  316840  N  X                    PCM1   316,840
FLEXTRONICS INTERNATIONAL   OTC EQ         Y2573F102   $   491,575.00   37100  N  X                    PCM1   37,100
SPRINT CORP                 COMMON         852061100   $ 3,866,973.00  192100  N  X                    PCM1   192,100
GUIDANT CORP                COMMON         401698105   $ 4,792,655.00   72572  N  X                    PCM1   72,572
GAP INC                     COMMON         364760108   $ 1,350,260.00   72400  N  X                    PCM1   72,400
GENITOPE CORP               OTC EQ         37229P507   $   307,944.00   31200  N  X                    PCM1   31,200
HARRAHS ENTERTAINMENT INC   COMMON         413619107   $ 4,333,764.00   81800  N  X                    PCM1   81,800
HEALTHSOUTH CORP            COMMON         421924101   $   721,140.00  141400  N  X                    PCM1   141,400
WEBMD CORP                  OTC EQ         94769M105   $ 8,294,601.00 1191753  N  X                    PCM1   1,191,753
IAC/INTERACTIVECORP         OTC EQ         44919P102   $ 3,946,050.00  179203  N  X                    PCM1   179,203
INTERNATIONAL STEEL GROUP   COMMON         460377104   $ 5,331,340.00  158200  N  X                    PCM1   158,200
ITRON INC                   OTC EQ         465741106   $ 1,853,190.00  106200  N  X                    PCM1   106,200
JABIL CIRCUIT INC           COMMON         466313103   $ 2,821,663.00  122681  N  X                    PCM1   122,681
J C PENNEY CO INC           COMMON         708160106   $ 5,794,634.00  164247  N  X                    PCM1   164,247
JAMES RIVER COAL CO         OTC EQ         470355207   $ 1,506,585.00   21370  N  X                    PCM1   21,370
COCA COLA CO                COMMON         191216100   $ 2,767,455.00   69100  N  X                    PCM1   69,100
LIGAND PHARMACEUTICALS INC  OTC EQ         53220K207   $   776,550.00   77500  N  X                    PCM1   77,500
LA JOLLA PHARMACEUTICAL CO  OTC EQ         503459109   $   234,850.00   77000  N  X                    PCM1   77,000
MANPOWER INC-WISC           COMMON         56418H100   $   667,350.00   15000  N  X                    PCM1   15,000
MAGNA ENTERTAINMENT CORP    OTC EQ         559211107   $ 1,612,110.00  295800  N  X                    PCM1   295,800
METHANEX CORP               OTC EQ         59151K108   $ 9,014,663.00  598186  N  X                    PCM1   598,186
MONSANTO CO                 COMMON         61166W101   $ 2,571,252.00   70600  N  X                    PCM1   70,600
MILACRON INC                COMMON         598709103   $    67,080.00   21500  N  X                    PCM1   21,500
***INCO LTD                 COMMON         453258402   $ 3,116,190.00   79800  N  X                    PCM1   79,800
NEOPHARM INC                OTC EQ         640919106   $   196,880.00   23000  N  X                    PCM1   23,000
NEKTAR THERAPEUTICS         OTC EQ         640268108   $   891,968.00   61600  N  X                    PCM1   61,600
NRG ENERGY INC              COMMON         629377508   $ 3,068,250.00  113892  N  X                    PCM1   113,892
NEXTEL COMMUNICATIONS INC-  OTC EQ         65332V103   $ 4,470,000.00  187500  N  X                    PCM1   187,500
ONYX PHARMACEUTICALS INC    OTC EQ         683399109   $ 1,122,561.00   26100  N  X                    PCM1   26,100
OPEN TEXT CORP              OTC EQ         683715106   $ 1,282,418.00   74300  N  X                    PCM1   74,300
PEP BOYS-MANNY MOE & JACK   COMMON         713278109   $ 1,043,000.00   74500  N  X                    PCM1   74,500
PHELPS DODGE CORP           COMMON         717265102   $ 4,067,726.00   44200  N  X                    PCM1   44,200
PENN NATIONAL GAMING INC    OTC EQ         707569109   $   981,801.00   24302  N  X                    PCM1   24,302
PEPSICO INC                 COMMON         713448108   $   403,795.00    8300  N  X                    PCM1   8,300
PACIFICARE HEALTH SYSTEMS   COMMON         695112102   $ 1,497,360.00   40800  N  X                    PCM1   40,800
SCP POOL CORP               OTC EQ         784028102   $   483,994.00   18100  N  X                    PCM1   18,100
***POTASH CORP OF SASKATCH  COMMON         73755L107   $11,167,505.00  174030  N  X                    PCM1   174,030
PACIFIC SUNWEAR OF CALIFOR  OTC EQ         694873100   $ 2,584,940.00  122800  N  X                    PCM1   122,800
PLATINUM UNDERWRITERS       COMMON         G7127P100   $ 2,406,816.00   82200  N  X                    PCM1   82,200
PENN WEST PETROLEUM LTD     CEQ            707886602   $ 1,186,920.00   21474  N  X                    PCM1   21,474
REDBACK NETWORK INC         OTC EQ         757209507   $ 1,097,406.00  210231  N  X                    PCM1   210,231
REEBOK INTERNATIONAL LTD    COMMON         758110100   $ 7,260,132.00  197716  N  X                    PCM1   197,716
REGAL ENTERTAINMENT GROUP   COMMON         758766109   $ 7,971,729.00  417368  N  X                    PCM1   417,368
SEARS ROEBUCK & CO          COMMON         812387108   $ 1,247,305.00   31300  N  X                    PCM1   31,300
STRATASYS INC               OTC EQ         862685104   $ 2,691,642.00   85300  N  X                    PCM1   85,300
STEEL DYNAMICS INC          OTC EQ         858119100   $ 5,070,806.00  131300  N  X                    PCM1   131,300
SUPERGEN INC                OTC EQ         868059106   $ 1,283,586.00  207700  N  X                    PCM1   207,700
SYSCO CORP                  COMMON         871829107   $   478,720.00   16000  N  X                    PCM1   16,000
TELIK INC                   OTC EQ         87959M109   $ 2,873,957.00  128877  N  X                    PCM1   128,877
TOYS R US INC               COMMON         892335100   $ 1,516,770.00   85500  N  X                    PCM1   85,500
TELUS CORPORATION           COMMON         87971M202   $ 9,774,051.00  508271  N  X                    PCM1   508,271
UNITEDGLOBALCOM CL A        OTC EQ         913247508   $   696,951.00   93300  N  X                    PCM1   93,300
UNITEDHEALTH GROUP INC      COMMON         91324P102   $   948,223.00   12859  N  X                    PCM1   12,859
VAXGEN INC NEW              OTC EQ         922390208   $   613,993.00   45992  N  X                    PCM1   45,992
WESTERN GAS RESOURCES INC   COMMON         958259103   $ 2,527,356.00   88400  N  X                    PCM1   88,400
WELLPOINT HEALTH NETWORKS   COMMON         94973H108   $ 1,744,494.00   16600  N  X                    PCM1   16,600
WASHINGTON MUTUAL INC       COMMON         939322103   $ 1,418,604.00   36300  N  X                    PCM1   36,300
WRIGHT MEDICAL GROUP INC    OTC EQ         98235T107   $ 1,272,529.00   50658  N  X                    PCM1   50,658
WESTERN OIL SANDS INC       CEQ            959053109   $ 3,662,738.00  122824  N  X                    PCM1   122,824
WOLVERINE WORLD WIDE INC-W  COMMON         978097103   $ 1,507,136.00   59807  N  X                    PCM1   59,807
                                                     ----------------
                                                     $ 241,071,324.00